Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
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Commitments and Contingencies
34.	COMMITMENTS AND CONTINGENCIES
Operating lease commitments
The Group leases business premises and equipment through non-cancellable operating leases. None of the rental agreements contain escalation provisions that may require higher future rental payments nor impose restrictions on dividends, additional debt and/or further leasing.
As of December 31, 2018, the Group’s future minimum lease payments under non-cancellable operating leases are as follows:

RMB
2019	15,658
2020	14,466
2021	13,440
2022	12,682
2023	3,461
Thereafter	6,098

Total minimum lease payments	65,805

Operating lease commitment as set out above includes the lease commitment to China Tower for the tower assets lease fee. The amount was calculated based on the current lease condition and did not take into consideration the contingent adjustment to the lease charges resulting from the change in sharing of certain towers amongst the telecommunications operators.
Total rental expense in respect of operating leases charged to profit or loss for the years ended December 31, 2017 and 2018 were RMB25,493 and RMB27,810, respectively.
Capital commitments
As of December 31, 2019, the Group had capital commitments as follows:

RMB
Contracted for but not provided
- property	1,810
- telecommunications network plant and equipment	19,131

20,941

Contingent liabilities

(a)	The Group was advised by their PRC lawyers that no material contingent liabilities were assumed by the Group.

(b)
As of December 31, 2018 and 2019, the Group did not have contingent liabilities in respect of guarantees given to banks in respect of banking facilities granted to other parties, or other forms of contingent liabilities.

Legal contingencies
The Group is a defendant in certain lawsuits as well as the named party in other proceedings arising in the ordinary course of business. Management has assessed the likelihood of an unfavo
u
rable outcome of such contingencies, lawsuits or other proceedings and based on such assessment, believes that any resulting liabilities will not have a material adverse effect on the financial position, operating results or cash flows of the Group.